Capital and financial risk management - Contractual cash flows Receivables and Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Receivables	£ 12,084	£ 15,311
Payables	(11,981)	(15,316)
Due in less than one year | Foreign exchange contracts
Borrowings
Receivables	7,039	8,912
Payables	(7,013)	(8,873)
Due in less than one year | Interest rate swap contracts
Borrowings
Receivables	1,366	3,302
Payables	(1,350)	(3,330)
Between one and two years | Foreign exchange contracts
Borrowings
Receivables	170	103
Payables	(161)	(100)
Between one and two years | Interest rate swap contracts
Borrowings
Receivables	371	1,242
Payables	(367)	(1,242)
Between two and three years | Foreign exchange contracts
Borrowings
Receivables		110
Payables		(104)
Between two and three years | Interest rate swap contracts
Borrowings
Receivables	696	341
Payables	(697)	(347)
Between three and four years | Interest rate swap contracts
Borrowings
Receivables	255	620
Payables	(255)	(625)
Between four and five years | Foreign exchange contracts
Borrowings
Receivables	894
Payables	(829)
Between four and five years | Interest rate swap contracts
Borrowings
Receivables	49	223
Payables	(52)	(227)
After five years | Interest rate swap contracts
Borrowings
Receivables	1,244	458
Payables	£ (1,257)	£ (468)